                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ___________

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, Inc.
Address: 200 Clarendon Street, 56th Floor
         Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas P. Alber
Title: Chief Financial Officer
Phone: 617.574.6735

Signature, Place, and Date of Signing:


/s/ Thomas P. Alber                       Boston, MA    11/14/11
-------------------------------------   -------------   --------
              [Signature]               [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        3
Form 13F Information Table Value Total: $184,504
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                               TA Associates, Inc.

                           Form 13F Information Table

                               September 30, 2011

          Column 1:          Column 2:  Column 3:  Column 4:     Column 5:     Column 6: Column 7:       Column 8:
                                                                                                      Voting Authority
                              Title of               Value       Shares or    Investment   Other   ---------------------
       Name of Issuer          Class      CUSIP     (x$1000) Principal Amount Discretion  Manager     Sole   Shared None
---------------------------- --------- ----------- --------- ---------------- ---------- --------- --------- ------ ----
AboveNet Inc.                Common    00374N 10 7  $ 69,800     1,302,238 SH Sole                 1,302,238
Intralinks Holdings Inc.     Common    46118H 10 4  $ 70,285     9,358,834 SH Sole                 9,358,834
MetroPCS Communications Inc. Common    591708 10 2  $ 44,419     5,102,681 SH Sole                 5,102,681
                                                    --------
   COLUMN TOTALS                                    $184,504
                                                    ========